As filed with the Securities and Exchange Commission on May 26, 2020

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 160	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Jose J. Del Real Kevin P. O’Rourke The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to the Northern Funds – Small Cap Core Fund, Class K shares and Class I shares, Global Sustainability Index Fund, Class K shares and Class I shares and U.S. Quality ESG Fund, Class K shares and Class I shares.

Explanatory Note

This Post-Effective Amendment No. 158 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 160 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 1, 2020, the effectiveness of the Registration Statement with respect to the Class K shares and Class I shares of the Small Cap Core Fund, Global Sustainability Index Fund and U.S. Quality ESG Fund (each a “Fund,” together, the “Funds”), initially filed in Post-Effective Amendment No. 156 on February 28, 2020, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, which would have become effective on April 28, 2020. Post-Effective Amendment No. 157 was filed on April 27, 2020 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 156 to May  27, 2020.

This Post-Effective Amendment No.  158 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 156.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 158 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 158 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 26th day of May, 2020.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 158 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	May 26, 2020

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Senior Vice President	May 26, 2020

* Therese M. Bobek Therese M. Bobek	Trustee	May 26, 2020

* Ingrid LaMae A. de Jongh Ingrid LaMae A. de Jongh	Trustee	May 26, 2020

* Mark G. Doll Mark G. Doll	Trustee	May 26, 2020

* Thomas A. Kloet Thomas A. Kloet	Trustee	May 26, 2020

* David R. Martin David R. Martin	Trustee	May 26, 2020

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	May 26, 2020

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	May 26, 2020

* Darek Wojnar Darek Wojnar	Trustee	May 26, 2020

/s/ Peter K. Ewing * By Peter K. Ewing Attorney-In-Fact